Consolidated Statement of Changes in Members' Capital (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Members' Equity [Abstract]
Members' capital, beginning balance	$ 1,904	$ 1,902
Net income	293	24
Additional capital (preferred)	1,000	0
Distributions to members	(140)	(22)
Members' capital, ending balance	$ 3,057	$ 1,904